Summary of significant accounting policies - Schedule of financial statement amounts and balances of the VIEs (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
ASSETS
Cash and cash equivalents	¥ 1,017,148,142		¥ 4,440,131,180	¥ 4,041,602,800	$ 139,348,724
Restricted cash	83,387			6,056,699	11,424
Short-term bank deposits	3,070,374,400		1,716,540,000		420,639,568
Accounts receivable, net	49,056,771		73,453,237	109,180,373	6,720,750
Prepayments	26,884,785		38,181,317		3,683,199
Amounts due from related parties	74,174,692		68,993,780		10,161,891
Other current assets	231,353,868		348,127,243		31,695,351
Property and equipment, net	7,093,429		13,807,906		971,796
Long-term bank deposits	360,000,000		630,000,000		49,319,798
Intangible assets, net	60,917,092		120,694,138		8,345,607
Right-of-use assets	15,816,035		22,792,474		2,166,788
Investments	456,814,694		436,197,287		62,583,356
Other non-current assets	76,615,919		163,184,267		10,496,339
TOTAL ASSETS	5,446,333,214		8,072,102,829		746,144,591
LIABILITIES
Accounts payable	498,667,437		534,427,672		68,317,160
Advances from customers	4,443,895		12,910,965		608,811
Deferred revenue	252,346,104		315,969,307		34,571,275
Accrued expenses and other current liabilities	242,517,101		246,601,339		33,224,707
Amounts due to related parties	222,588,850		251,392,026		30,494,547
Lease liabilities	4,222,724		6,700,694		578,511
TOTAL LIABILITIES	1,236,243,988		1,382,769,843		$ 169,364,734
Income Statement
Net revenues	4,270,825,456	$ 585,100,688	5,530,404,557	7,108,238,352
Net loss	(306,810,286)	(42,032,837)	35,517,634	(90,414,597)
Statement of Cash Flows
Net cash provided by (used in) operating activities	(238,851,936)	(32,722,582)	(47,687,219)	(67,833,405)
Net cash provided by investing activities	(1,074,492,728)	(147,204,900)	414,184,628	(608,617,399)
Net cash used in financing activities	(2,206,974,529)	$ (302,354,271)	(965)	(108,967,252)
Consolidated VIEs
ASSETS
Cash and cash equivalents	339,495,145		296,436,625
Restricted cash	83,387
Short-term bank deposits	80,000,000		300,000,000
Accounts receivable, net	48,706,963		67,047,505
Prepayments	26,353,088		37,098,798
Amounts due from related parties	74,116,192		68,876,780
Other current assets	175,835,175		187,494,652
Property and equipment, net	3,088,802		6,411,258
Long-term bank deposits	160,000,000		330,000,000
Intangible assets, net	59,542,225		117,532,794
Right-of-use assets	12,891,088		10,343,953
Investments	193,677,231		204,774,779
Other non-current assets	63,013,382		149,706,686
TOTAL ASSETS	1,236,802,678		1,775,723,830
LIABILITIES
Accounts payable	436,642,460		458,427,202
Advances from customers	4,412,848		12,899,984
Deferred revenue	251,591,800		299,993,895
Accrued expenses and other current liabilities	117,124,157		116,262,804
Amounts due to related parties	220,194,409		249,288,032
Lease liabilities	12,649,480		8,779,089
TOTAL LIABILITIES	1,042,615,154		1,145,651,006
Income Statement
Net revenues	4,234,608,729		5,459,630,803	7,022,078,865
Net loss	(266,581,526)		(49,971,489)	(9,846,803)
Statement of Cash Flows
Net cash provided by (used in) operating activities	(385,060,569)		(180,359,213)	78,293,695
Net cash provided by investing activities	¥ 380,148,093		55,516,731	¥ 142,920,773
Net cash used in financing activities			¥ (965)